CERT ARCA

NYSE Regulation

11000405

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

September 6, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: FQF Trust
CIK: 0001479599
SEC File No.: 001-35290
Form Type: 8-A12B
Filing Date: 9/2/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Shares of beneficial interest, no par value of:
QuantShares U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Quality Fund
QuantShares U.S. Market Neutral Anti-Momentum Fund

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance